Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Current service labor cost	$ 22,352	$ 20,213	$ 18,762
Interest cost	30,273	15,999	14,108
Actuarial (gains) losses	(1,173)	(682)	281
Components of defined benefit costs recognized in net income (Note 24)	51,452	35,530	33,151
Benefits paid	(3,869)	(2,946)	(7,887)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	15,932	(8,802)	(15,263)
Total recognized as employee benefit cost	$ 63,515	$ 23,782	$ 10,001